March 27, 2024

BNY MELLON NEW YORK AMT-FREE MUNICIPAL BOND FUND

Supplement to Current Summary Prospectus and Prospectus

Class Z shares of the fund are not currently being offered.

0021STK0324

March 27, 2024

BNY MELLON NEW YORK AMT-FREE MUNICIPAL BOND FUND

Supplement to Current Statement of Additional Information

Class Z shares of the fund are not currently being offered.

0021-SAISTK-0324